Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 19, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class R Shares
Prospectus:
Trading Symbol	GNVRX
Geneva Advisors All Cap Growth Fund | Geneva Advisors All Cap Growth Fund Class I Shares
Prospectus:
Trading Symbol	GNVIX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class R Shares
Prospectus:
Trading Symbol	GNERX
Geneva Advisors Equity Income Fund | Geneva Advisors Equity Income Fund Class I Shares
Prospectus:
Trading Symbol	GNEIX